12. Repurchase Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Repurchase Agreements [Abstract]
Current balance	$ 33,189,848	$ 30,521,565
Average balance	33,545,527	30,554,953
Highest month-end balance	38,868,833	32,938,807
Book Value - Pledged investments	45,637,025	40,186,557
Fair Value - Pledged investments	$ 45,966,750	$ 39,366,831
Weighted average interest rate	0.89%	0.63%